Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Muhlenkamp Fund
Shareholder Report [Line Items]
Fund Name	Muhlenkamp Fund
Class Name	Muhlenkamp Fund
Trading Symbol	MUHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muhlenkamp Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://muhlenkamp.com/. You can also request this information by contacting us at 1-800-860-3863.
Additional Information Phone Number	1-800-860-3863
Additional Information Website	https://muhlenkamp.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Muhlenkamp Fund	$63	1.21%
[1]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%
Updated Performance Information Location [Text Block]	Visit https://muhlenkamp.com/ for more recent performance information.
Net Assets	$ 243,160,977
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$243,160,977
Number of Holdings	24
Portfolio Turnover	6%

Holdings [Text Block]

Top Sectors	(%)
Materials	17.4%
Industrials	16.7%
Financials	14.8%
Information Technology	10.6%
Energy	10.4%
Health Care	4.9%
Consumer Discretionary	3.9%
Communication Services	2.4%
Cash & Other	18.9%

Top 10 Issuers	(%)
First American Government Obligations Fund	15.4%
EQT Corp.	6.9%
Rush Enterprises, Inc.	5.9%
NMI Holdings, Inc.	5.2%
Berkshire Hathaway, Inc.	5.0%
McKesson Corp.	4.9%
Newmont Corp.	4.8%
BGC Group, Inc.	4.6%
MasTec, Inc.	4.5%
Royal Gold, Inc.	4.5%

Industry	(%)
Metals & Mining	13.8%
Trading Companies & Distributors	8.9%
Oil, Gas & Consumable Fuels	6.9%
Thrifts & Mortgage Finance	5.2%
Diversified Financial Services	5.0%
Health Care Providers & Services	4.9%
Capital Markets	4.6%
Technology Hardware & Equipment	4.6%
Software	4.1%
Cash & Other	42.0%

Updated Prospectus Web Address	https://muhlenkamp.com/

[1]
*	Annualized